INCOME TAXES (Tables)	24 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Significant Components of the Company's Deferred Tax Assets and Liabilities

	December 31,
	2011	2010
Deferred Tax Assets:
Tax Credit Carryforwards	$9,940	$14,629
Accounts Receivable	55	104
Inventory	431	288
Warranty Reserve	34	87
Accrued Expenses and Other	35	2

Total Gross Deferred Tax Assets	10,495	15,110
Valuation Allowance	(9,071)	(13,563)

	1,424	1,547
Deferred Tax Liabilities:
Property, Equipment, and Intangibles	(1,424)	(1,547)

Net Deferred Tax Assets	$—	$—

Schedule of Significant Elements Contributing to the Differences Between the United States Federal Statutory Tax Rate and the Company's Effect Tax Rate

	December 31,
	2011	2010
Statutory U.S. federal income tax rate	34.0%	34.0%
State taxes, net of federal benefit	5.6%	5.6%
Permanent differences	8.5%	-0.4%
Change in valuation allowance	-48.1%	-39.2%

Effective tax rate	0.0%	0.0%